Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	LORD ABBETT AFFILIATED FUND INC
Central Index Key	0000002691
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Mar. 01, 2015
Prospectus Date	Mar. 01, 2015